Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
October 31, 2023 (Unaudited)
	Principal
	Amount	Value
Bank Loans ― 0.36%
BJ Services LLC, 0.000%, 6/30/2024	$815,896	$750,624
Premier Brands, 12.384% (TSFR3M + 9.000%), 3/20/2026 (a)	472,568	463,117
TOTAL BANK LOANS (Cost ― $1,288,243)		$1,213,741

Common Stocks ― 0.35%	Shares
Real Estate Investment Trust ― 0.35%
AGNC Investment Corp.	30,500	225,090
Annaly Capital Management, Inc.	15,000	234,150
Ellington Financial, Inc.	15,750	189,472
PennyMac Mortgage Investment Trust	13,000	164,450
Redwood Trust, Inc.	25,750	161,710
Rithm Capital Corp.	25,000	233,250
TOTAL COMMON STOCKS (Cost ― $2,020,603)		$1,208,122
	Principal
Convertible Obligations ― 0.05%	Amount
Financial ― 0.05%
FedNat Holding Co., 5.000%, 4/19/2026 (b)(c)(d)	$1,000,000	160,000
TOTAL CONVERTIBLE OBLIGATIONS (Cost ― $1,000,000)		$160,000

Corporate Obligations ― 131.98%
Financial ― 131.98%
A10 Capital LLC, 5.875%, 8/17/2026 (b)	4,000,000	3,654,043
Alpine Banks of Colorado, 5.875% (TSFR3M + 5.690%), 6/15/2030 (a)(b)(e)	4,000,000	3,616,387
American Coastal Insurance Corp., 7.250%, 12/15/2027	3,670,000	3,082,800
Ameris Bancorp, 4.250% (TSFR3M + 2.940%), 12/15/2029 (a)(e)	2,250,000	2,038,076
Amur Equipment Finance, Inc., 6.125%, 3/15/2026 (b)	1,500,000	1,414,177
ANB Corp., 4.000% (TSFR3M + 3.875%), 9/30/2030 (a)(b)	2,500,000	2,163,803
Arbor Realty SR, Inc., 7.750%, 3/30/2026 (b)	3,000,000	2,909,911
Arbor Realty Trust, Inc., 5.000%, 4/30/2026	2,000,000	1,814,605
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)	500,000	420,847
Arena Finance LLC, 6.750%, 9/30/2025 (b)(e)	2,000,000	1,882,500
Avidbank Holdings, Inc., 5.000% (TSFR3M + 3.595%), 12/30/2029 (a)(b)	6,000,000	5,447,205
B. Riley Financial, Inc., 6.375%, 2/28/2025 (f)	1,000,000	949,200
B. Riley Financial, Inc., 5.500%, 3/31/2026 (f)	1,000,000	894,000
B. Riley Financial, Inc., 6.500%, 9/30/2026 (f)	298,650	258,273
B. Riley Financial, Inc., 5.000%, 12/31/2026 (f)	2,000,000	1,592,000
B. Riley Financial, Inc., 6.000%, 1/31/2028 (f)	3,000,000	2,311,200
Banc of California, Inc., 5.250%, 4/15/2025 (e)	3,000,000	2,805,270
Banc of California, Inc., 4.375% (TSFR3M + 4.195%), 10/30/2030 (a)	1,675,000	1,413,004
Bancorp Bank, 4.750%, 8/15/2025 (e)	1,500,000	1,382,281
BancPlus Corp., 6.000% (TSFR3M + 5.860%), 6/15/2030 (a)(b)	5,000,000	4,529,334
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (a)	9,000,000	8,572,732
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (a)(b)	3,000,000	2,539,252
BankSouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(b)	5,000,000	4,725,378
BankUnited, Inc., 4.875%, 11/17/2025	1,000,000	933,220
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (a)	7,500,000	7,167,356
Banterra Corp., 8.000% (TSFR3M + 3.850%), 9/30/2032 (a)(b)	1,250,000	1,086,720
Bar Harbor Bankshares, 4.625% (TSFR3M + 3.270%), 12/1/2029 (a)	6,000,000	5,460,173
BayCom Corp., 5.250% (TSFR3M + 5.210%), 9/15/2030 (a)	2,598,000	2,308,035
BayFirst Financial Corp., 4.500% (SOFRINDX + 3.780%), 6/30/2031 (a)(b)	1,000,000	840,747
Berkshire Hills Bancorp, Inc., 5.500% (TSFR3M + 2.490%), 7/1/2032 (a)	1,000,000	809,997
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	3,500,000	3,010,000
Brookline Bancorp, Inc., 6.000% (3 Month LIBOR USD + 3.315%), 9/15/2029 (a)(e)	1,000,000	918,715
Byline Bancorp, Inc., 6.000% (TSFR3M + 5.880%), 7/1/2030 (a)(e)	6,000,000	5,509,147
Cadence Bank, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)(e)	2,000,000	1,898,012
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (a)(e)	3,000,000	2,688,959
CB Financial Services, Inc., 3.875% (TSFR3M + 2.800%), 12/15/2031 (a)(b)	5,500,000	4,452,610
CB&T Holding Corp., 6.250% (TSFR3M + 6.015%), 12/15/2030 (a)(b)	5,000,000	4,250,000
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(b)	5,000,000	4,750,855
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (a)	1,000,000	873,104
Citizens Community Bancorp, Inc., 6.000% (TSFR3M + 5.910%), 9/1/2030 (a)(b)	2,000,000	1,789,938
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (a)(b)	1,500,000	1,209,315
Clear Blue Financial Holdings LLC, 5.375%, 12/30/2028 (b)(c)(e)	10,000,000	8,225,000
Clear Street Holdings LLC, 6.000%, 10/15/2025 (b)(e)	5,000,000	4,631,250
CoastalSouth Bancshares, Inc., 5.950% (TSFR3M + 5.820%), 9/15/2030 (a)(b)	2,000,000	1,784,372
Colony Bankcorp, Inc., 5.250% (TSFR3M + 2.650%), 5/20/2032 (a)(b)	1,000,000	808,090
Columbia Banking System, Inc., 10.886% (TSFR3M + 5.522%), 12/10/2025 (a)(b)	6,500,000	6,439,641
Commercial Credit Group, Inc., 4.875%, 5/30/2026 (b)	1,500,000	1,354,094
Community Financial Corp., 4.750% (TSFR3M + 4.580%), 10/15/2030 (a)	1,000,000	875,638
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(b)	4,500,000	4,171,831
ConnectOne Bancorp, Inc., 5.750% (TSFR3M + 5.605%), 6/15/2030 (a)(e)	2,500,000	2,255,772
Constellation Insurance, Inc., 6.625%, 5/1/2031 (b)(e)	6,000,000	5,212,711
CRB Group, Inc., 6.500% (TSFR3M + 6.380%), 9/1/2030 (a)(b)(e)	2,000,000	1,890,002
Customers Bancorp, Inc., 2.875% (TSFR3M + 2.350%), 8/15/2031 (a)	1,000,000	772,020
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)(e)	4,500,000	4,354,669
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (a)	1,250,000	1,001,821
Eagle Bancorp, Inc., 5.750%, 9/1/2024	1,000,000	937,375
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.875%, 4/1/2027 (b)(e)	5,000,000	4,528,595
Enterprise Bancorp, Inc., 5.250% (TSFR3M + 5.175%), 7/15/2030 (a)	3,500,000	3,128,222
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (a)(e)	9,000,000	8,738,236
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (a)(e)	4,000,000	3,605,931
FedNat Holding Co., 7.750%, 3/15/2029 (c)(d)	7,000,000	1,120,000
Fidelity Bank, 5.875% (TSFR3M + 3.892%), 5/31/2030 (a)(e)	7,000,000	6,343,591
Fidelity Federal Bancorp, 6.000% (TSFR3M + 4.650%), 11/1/2029 (a)(b)(e)	2,000,000	1,857,939
Fidelity Federal Bancorp, 4.500% (TSFR3M + 3.840%), 3/30/2031 (a)(b)	1,000,000	853,962
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)	5,000,000	4,018,079
Financial Institutions, Inc., 4.375% (TSFR3M + 4.265%), 10/15/2030 (a)	3,000,000	2,607,659
FineMark Holdings, Inc., 8.626% (3 Month LIBOR USD + 2.970%), 6/30/2028 (a)	1,000,000	982,005
First Bancshares, Inc., 4.250% (TSFR3M + 4.126%), 10/1/2030 (a)	1,000,000	869,404
First Bank, 5.500% (TSFR3M + 5.380%), 6/1/2030 (a)	1,500,000	1,351,476
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)(e)	9,500,000	8,923,625
First Help Financial LLC, 6.000%, 11/15/2026 (b)	5,000,000	4,588,939
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (a)(f)	7,279,325	5,983,605
First Midwest Capital Trust, 6.950%, 12/1/2033	1,761,000	1,484,008
First Northwest Bancorp, 3.750% (TSFR3M + 3.000%), 3/30/2031 (a)	1,000,000	843,189
First Paragould Bankshares, Inc., 8.766% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(b)	2,250,000	2,213,177
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (a)(e)	4,500,000	4,019,844
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (a)(b)(e)	6,500,000	5,872,789
Five Star Bancorp, 6.000% (SOFR + 3.290%), 9/1/2032 (a)(b)	1,000,000	811,691
Flagstar Bancorp, Inc., 4.125% (TSFR3M + 3.910%), 11/1/2030 (a)	2,375,000	2,103,229
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (a)	2,000,000	1,591,623
FNB Corp., 4.950% (TSFR3M + 2.662%), 2/14/2029 (a)	600,000	550,555
Forbright, Inc., 5.750% (TSFR3M + 4.390%), 12/1/2029 (a)(b)	2,000,000	1,841,863
Franklin BSP Lending Corp., 4.850%, 12/15/2024 (b)	2,000,000	1,925,333
Georgia Banking Co., Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(b)	1,000,000	834,852
Golden Pear Funding HoldCo LLC, 6.375%, 12/22/2026	5,000,000	4,622,179
Golden State Bancorp, 4.500% (TSFR3M + 3.350%), 12/15/2031 (a)(b)	1,000,000	818,140
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	9,182,000	3,213,700
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (a)	3,500,000	2,962,137
HBT Financial, Inc., 4.500% (TSFR3M + 4.370%), 9/15/2030 (a)(b)	3,000,000	2,628,412
Hilltop Holdings, Inc., 6.125% (TSFR3M + 5.800%), 5/15/2035 (a)	250,000	202,101
Home Bancshares, Inc., 5.500% (TSFR3M + 5.345%), 7/31/2030 (a)(b)	2,500,000	2,250,835
HomeStreet, Inc., 3.500% (TSFR3M + 2.150%), 1/30/2032 (a)	3,000,000	1,761,727
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (a)(b)	1,000,000	907,571
Independent Bank Group, Inc., 4.000% (TSFR3M + 3.885%), 9/15/2030 (a)	1,000,000	871,565
Investar Holding Corp., 5.125% (SOFR + 3.752%), 12/30/2029 (a)(b)	4,000,000	3,637,701
Kingstone Cos, Inc., 12.000%, 12/30/2024 (b)	4,811,000	4,570,450
Level One Bancorp, Inc., 4.750% (TSFR3M + 3.110%), 12/18/2029 (a)	1,500,000	1,361,509
Luther Burbank Corp., 6.500%, 9/30/2024 (b)(e)	2,000,000	1,938,314
Malvern Bancorp, Inc., 9.771% (TSFR3M + 4.407%), 2/15/2027 (a)	1,250,000	1,238,382
Maple Financial Holdings, Inc., 5.000% (TSFR3M + 4.670%), 2/15/2031 (a)(b)	2,000,000	1,740,569
Marble Point Loan Financing Ltd. / MPLF Funding LLC, 7.500%, 11/16/2025 (b)(e)	1,500,000	1,426,875
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (a)	1,500,000	1,170,523
Meridian Corp., 5.375% (TSFR3M + 3.950%), 12/30/2029 (a)(e)	4,000,000	3,478,259
MidWestOne Financial Group, Inc., 5.750% (TSFR3M + 5.680%), 7/30/2030 (a)(e)	5,000,000	4,478,405
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (b)	5,000,000	4,901,746
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)	7,000,000	6,533,580
NewtekOne, Inc., 8.125%, 2/1/2025 (b)	1,250,000	1,252,446
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (a)(b)	2,000,000	1,549,653
NexBank Capital, Inc., 6.000%, 7/15/2032 (b)	1,500,000	1,224,988
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(b)	2,000,000	1,755,173
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)	4,000,000	3,738,960
Northwest Bancshares, Inc., 4.000% (TSFR3M + 3.890%), 9/15/2030 (a)	1,000,000	870,313
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (a)(b)	1,000,000	846,607
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (b)(e)	5,000,000	4,625,000
OceanFirst Financial Corp., 5.250% (TSFR3M + 5.095%), 5/15/2030 (a)	1,000,000	898,633
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)	1,000,000	846,032
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (a)	2,500,000	2,272,123
Pacific Premier Bancorp, Inc., 5.375% (TSFR3M + 5.170%), 6/15/2030 (a)(e)	5,000,000	4,504,117
PCAP Holdings LP, 6.500%, 7/15/2028 (b)	2,000,000	1,751,350
Peapack Gladstone Financial Corp., 8.211% (TSFR3M + 2.802%), 12/15/2027 (a)	2,150,000	2,053,764
Peoples Bancorp, Inc., 5.750% (TSFR3M + 4.212%), 7/31/2029 (a)(b)	5,000,000	4,807,657
PhenixFIN Corp., 5.250%, 11/1/2028 (f)	1,750,000	1,453,900
Piedmont Bancorp, Inc., 5.750% (TSFR3M + 5.615%), 9/1/2030 (a)(b)	2,500,000	2,227,427
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (a)	2,500,000	1,943,588
Premia Holdings Ltd., 6.900%, 9/23/2030(b)	9,000,000	8,865,000
Primis Financial Corp., 5.400% (TSFR3M + 5.310%), 9/1/2030 (a)(e)	2,000,000	1,805,784
Queensborough Co., 6.000% (TSFR3M + 5.880%), 10/15/2030 (a)(b)	3,000,000	2,666,658
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (a)	1,500,000	1,301,737
Ready Capital Corp., 5.750%, 2/15/2026 (f)	1,567,500	1,482,855
Ready Capital Corp., 6.200%, 7/30/2026 (f)	4,491,700	4,225,791
Reliant Bancorp, Inc., 5.125% (TSFR3M + 3.765%), 12/15/2029 (a)	500,000	456,025
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (a)(b)	1,000,000	846,024
Salisbury Bancorp, Inc., 3.500% (SOFR + 2.800%), 3/31/2031 (a)	1,000,000	835,845
SCRE Intermediate Holdco LLC, 6.500%, 2/15/2027 (b)	2,000,000	1,792,962
Silver Queen Financial Services, Inc., 9.009% (TSFR3M + 3.600%), 12/1/2027 (a)(b)(e)	3,800,000	3,772,000
SmartFinancial, Inc., 8.206% (TSFR3M + 2.812%), 10/2/2028 (a)(b)(e)	2,190,000	2,172,670
South Street Securities Funding LLC, 6.250%, 12/30/2026 (b)	6,000,000	5,528,701
Southern Financial Corp., 4.875% (TSFR3M + 3.930%), 10/20/2031 (a)(b)	1,500,000	1,252,465
Spirit of Texas Bancshares, Inc., 6.000% (TSFR3M + 5.920%), 7/31/2030 (a)(b)	5,000,000	4,493,869
Stellar Bancorp, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (a)(e)	1,750,000	1,554,412
Summit Financial Group, Inc., 3.250% (TSFR3M + 2.300%), 12/1/2031 (a)	2,000,000	1,515,547
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	4,000,000	3,812,125
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	931,543
TIAA FSB Holdings, Inc., 10.375% (TSFR3M + 4.966%), 3/15/2026 (a)	1,000,000	991,104
Transverse Insurance Group LLC, 6.000%, 12/15/2026 (b)	5,000,000	4,492,580
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)	6,000,000	5,587,500
Trinity Capital, Inc., 7.000%, 1/16/2025 (f)	7,500,000	7,575,000
Triumph Financial, Inc., 4.875% (SOFR + 3.592%), 11/27/2029 (a)(e)	10,000,000	9,411,397
Tulsa Valley Bancshares Corp., 5.000% (TSFR3M + 4.210%), 4/15/2031 (a)(b)	1,250,000	1,077,804
Universal Insurance Holdings, Inc., 5.625%, 11/30/2026	7,000,000	6,158,504
Univest Financial Corp., 7.250% (TSFR3M + 3.098%), 11/15/2032 (a)	1,250,000	1,053,583
US Metro Bancorp, Inc., 5.650% (TSFR3M + 5.430%), 11/1/2030 (a)(b)(e)	3,000,000	2,631,988
VCT Holdings LLC, 6.000%, 12/30/2026 (b)	5,000,000	4,506,250
Velocity Commercial Capital LLC, 7.125%, 3/15/2027 (b)	3,000,000	2,785,748
Veritex Holdings, Inc., 4.750% (TSFR3M + 3.470%), 11/15/2029 (a)	1,750,000	1,600,660
Volunteer State Bancshares, Inc., 5.750% (TSFR3M + 4.365%), 11/15/2029 (a)(b)	2,000,000	1,848,008
VyStar Credit Union, 4.250%, 3/15/2032 (b)	3,000,000	2,377,014
Webster Financial Corp., 4.000% (TSFR3M + 2.530%), 12/30/2029 (a)	200,000	182,922
Webster Financial Corp., 3.875% (TSFR3M + 3.690%), 11/1/2030 (a)	1,000,000	879,973
White River Bancshares Co., 5.875% (TSFR3M + 4.420%), 12/31/2029 (a)(b)	5,000,000	4,584,877
Wintrust Financial Corp., 4.850%, 6/6/2029 (e)	5,000,000	4,320,965
Zais Group LLC, 7.000%, 11/15/2023 (b)	137,800	137,628
Zions Bancorp NA, 3.250%, 10/29/2029	2,000,000	1,482,107
TOTAL CORPORATE OBLIGATIONS (Cost ― $505,692,014)		$447,014,924

Preferred Stocks ― 6.20%	Shares
Financial ― 2.83%
B. Riley Financial, Inc., 7.375%	40,000	941,600
Clear Street Group, Inc., 7.000% (b)(g)	80,000	1,380,000
CNB Financial Corp., 7.125%	2,601	49,419
Dime Community Bancshares, Inc., 5.500%	25,000	365,250
First Citizens BancShares, Inc., 5.375%	140,000	2,688,000
First Merchants Corp., 7.500%	40,000	940,000
Northpointe Bancshares, Inc., 8.250% (SOFR + 7.990%) (a)(b)	80,000	1,938,000
OceanFirst Financial Corp., 7.000% (SOFR + 6.845%) (a)	19,500	446,160
United Fidelity Bank, 7.000% (b)(c)	1,000	832,000
		9,580,429
Real Estate Investment Trust ― 3.37%
AGNC Investment Corp., 10.766% (3 Month LIBOR + 5.111%) (a)	40,000	974,000
Annaly Capital Management, Inc., 10.638% (3 Month LIBOR + 4.993%) (a)	40,000	969,600
Dynex Capital, Inc., 6.900% (3 Month LIBOR + 5.461%) (a)	40,000	880,800
Ellington Financial, Inc., 6.250% (H15T5Y + 4.990%) (a)	80,000	1,540,000
Ellington Financial, Inc., 6.750% (3 Month LIBOR + 5.196%) (a)	20,000	447,200
Inpoint Commercial Real Estate Income, Inc., 6.750%	80,000	1,537,600
Lument Finance Trust, Inc., 7.875%	40,000	653,676
Rithm Capital Corp., 7.000% (H15T5Y + 6.223%) (a)	200,000	3,996,000
TPG RE Finance Trust, Inc., 6.250%	30,000	418,200
		11,417,076
TOTAL PREFERRED STOCKS (Cost ― $25,473,087)		$20,997,505

Warrants ― 0.08%
Financial ― 0.08%
Kingstone Cos, Inc. (b)	233,775	276,322
TOTAL WARRANTS (Cost ― $-)		$276,322

Short-Term Investments ― 0.23%
Money Market Funds ― 0.23%
First American Government Obligations Fund, Class U, 5.294% (h)	769,410	769,410
TOTAL SHORT-TERM INVESTMENTS (Cost ― $769,410)		$769,410
TOTAL INVESTMENTS ― 139.25% (Cost ― $536,243,357)		$471,640,024
Liabilities in Excess of Other Assets ― (39.25%)		(132,933,983)
NET ASSETS ― 100.00%		$338,706,041

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFRINDX:	Secured Overnight Financing Rate Compounded Index
TSFRM:	Term Secured Overnight Financing Rate
H15T5Y:	5 Year Treasury Note Constant Maturity Rate

(a)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of October 31, 2023.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $254,623,205 or 75.18% of net assets.

(c)
As of October 31, 2023, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the
Investment Company Act of 1940. The value of these securities amounted to $10,337,000 or 3.05% of net assets. Value determined using significant unobservable inputs.

(d)	Security identified as in default as to the payment of interest. Income is not being accrued.
(e)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2023, the value of securities pledged amounted to $98,085,715.
(f)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(h)	Rate disclosed is the seven day yield as of October 31, 2023.

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	6.784%	10/19/2023	11/16/2023	$32,564,914	$32,394,000
Lucid Management and Capital Partners LP	7.276%	10/12/2023	1/11/2024	7,192,899	7,063,000
Lucid Management and Capital Partners LP	7.047%	10/19/2023	1/18/2024	15,262,102	14,995,000
Total					$54,452,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3- significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including corporate and convertible obligations are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Participation loans are priced by a third-party pricing service. These firms primarily obtain their market color from model inputs based on business, economic, market, and other conditions. The principal sources of information used to conduct valuation include historical and projected financial information, governing legal documents, discussions with related personnel, remittance data and various other documents and schedules available from public or private sources. These securities will be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund’s net assets as of October 31, 2023:

			Level 1	Level 2	Level 3	Total
Assets
Bank Loans			$–	$1,213,741	$–	$1,213,741
Common Stocks			1,208,122	–	–	1,208,122
Convertible Obligations			–	–	160,000	160,000
Corporate Obligations			–	437,669,924	9,345,000	447,014,924
Preferred Stocks			16,847,505	3,318,000	832,000	20,997,505
Warrants			–	276,322	–	276,322
Short-Term Investments			769,410	–	–	769,410
Total			$18,825,037	$442,477,987	$10,337,000	$471,640,024
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements			$–	($54,452,000)	$–	($54,452,000)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/23	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/23
Convertible Obligations	$310,000	$–	$–	($150,000)	$–	$–	$–	$–	$160,000
Corporate Obligations	$10,520,000	$–	$–	($1,175,000)	$–	$–	$–	$–	$9,345,000
Preferred Stocks	$709,000	$–	$–	$123,000	$–	$–	$–	$–	$832,000

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at October 31, 2023 is ($1,202,000).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/23	Valuation Techniques	Unobservable Input*	Range/Weighted Average Unobservable Input**
Convertible Obligations	$160,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	Recovery Estimate: 16%
Corporate Obligations	$1,120,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	Recovery Estimate: 16%
Corporate Obligations	$8,225,000	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons and characteristics	$82.25
Preferred Stocks	$832,000	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons and characteristics	$832.00

* Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Each input presents information for one security and reflects the value as of October 31, 2023.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements			Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations			$–	$32,394,000	$22,058,000	$–	$54,452,000
Total			$–	$32,394,000	$22,058,000	$–	$54,452,000